Equity (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Capital stock:
Common stock		₩ 2,370,998	₩ 2,370,998
Preferred stock	[1]	361,465	274,055
Capital stock		2,732,463	2,645,053
Hybrid bonds		1,731,235	1,531,759
Capital surplus:
Share premium	[2]	10,155,150	9,494,769
Others		410,203	400,719
Capital surplus		10,565,353	9,895,488
Capital adjustments	[3]	(1,116,770)	(552,895)	₩ (398,035)
Accumulated other comprehensive income, net of tax:
Gain on financial assets at fair value through other comprehensive income		306,470	2,958
Gain (Loss) on financial assets at fair value through profit or loss (overlay approach)		71,621	(79,057)
Equity in other comprehensive income of associates		8,177	4,883
Foreign currency translation adjustments for foreign operations		(217,465)	(321,853)
Net loss from cash flow hedges		(33,711)	(17,751)
Other comprehensive income of separate account		14,539	4,112
Actuarial gains (losses)		(401,532)	(346,682)
Changes in own credit risk on financial liabilities designated under fair value option		(8,255)	170
Accumulated other comprehensive income, net of tax		(260,156)	(753,220)
Retained earnings	[4],[5],[6]	25,525,821	22,959,440
Non-controlling interests	[7],[8]	2,752,435	925,805
Total equity		₩ 41,930,381	₩ 36,651,430

[1]	For the year ended December 31, 2019, W750,000 million scale of convertible preferred share was issued. Investors may claim the conversion after one year from the date of issue to the day before the fourth year from the date of issue and convertible shares not converted until the fourth year from the date of issue will be automatically converted on the day of the fourth year from the date of issue.
[2]	For the year ended December 31, 2019, W750,000 million scale of convertible preferred share was issued. Investors may claim the conversion after one year from the date of issue to the day before the fourth year from the date of issue and convertible shares not converted until the fourth year from the date of issue will be automatically converted on the day of the fourth year from the date of issue.
[3]	The Group acquired treasury stocks through a treasury stock trust for the years ended December 31, 2018 and 2019 and has recognized the consideration paid in equity, directly. The Group entered into a shareholders' agreement to acquire additional shares in the Asia Trust Co., Ltd., resulting in decrease of W125,829 million in capital adjustment for the year ended December 31, 2019.
[4]	As of December 31, 2018 and 2019, profits reserved by the Group as of Article 53 of the Financial Holding Companies Act amounted to W2,068,190 million and W2,191,677 million, respectively.
[5]	As of December 31, 2018 and 2019, the regulatory reserves for loan losses the Group appropriated in retained earnings are W7,572 million and W8,728 million, respectively.
[6]	As of December 31, 2019, profit dividends within retained earnings of subsidiaries of the Group subject to a restricted dividend in accordance with laws, etc. are amounted to W6,419,934 million.
[7]	As of December 31, 2018 and 2019, the total amounts of hybrid bonds that Shinhan Bank, Jeju Bank and Shinhan Capital have recognized as non-controlling interests were W748,497 million and W1,147,635 million, respectively. And, as of December 31, 2018 and 2019, the amounts of dividends paid for the hybrid bonds by Shinhan Bank, Jeju Bank, and Shinhan Capital, W27,546 million and W36,729 million, respectively, are allocated to the net income of non-controlling interest.
[8]	The non-controlling interest of W1,250,333 million increased due to business combination with Orange Life Insurance Co.,Ltd and Asia Trust Co., Ltd. for the year ended December 31, 2019. (Note 50)